SHARE CAPITAL - Share Repurchase Program (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of common shares repurchased for cancellation (thousands) | shares	1
Average price per share (in dollars per share) | $ / shares	$ 41.76
Total cost | $	$ 50